Earnings per share	9 Months Ended
Jul. 31, 2020
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Earnings per share
Note 10 Earnings per share

	For the three months ended		For the nine months ended
(Millions of Canadian dollars, except share and per share amounts)	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Basic earnings per share
Net income	$3,201	$3,263	$8,191	$9,665
Dividends on preferred shares and distributions on other equity instruments	(65)	(66)	(194)	(205)
Net income attributable to non-controlling interests	(4)	–	(6)	(6)
Net income available to common shareholders	3,132	3,197	7,991	9,454
Weighted average number of common shares (in thousands)	1,422,705	1,434,276	1,424,364	1,435,485
Basic earnings per share (in dollars)	$2.20	$2.23	$5.61	$6.59
Diluted earnings per share
Net income available to common shareholders	$3,132	$3,197	$7,991	$9,454
Dilutive impact of exchangeable shares	4	4	11	11
Net income available to common shareholders including dilutive impact of exchangeable shares	3,136	3,201	8,002	9,465
Weighted average number of common shares (in thousands)	1,422,705	1,434,276	1,424,364	1,435,485
Stock options (1)	779	2,056	1,091	2,102
Issuable under other share-based compensation plans	757	743	753	740
Exchangeable shares (2)	3,536	3,055	3,335	3,172
Average number of diluted common shares (in thousands)	1,427,777	1,440,130	1,429,543	1,441,499
Diluted earnings per share (in dollars)	$2.20	$2.22	$5.60	$6.57
(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2020, an average of 2,941,928 outstanding options with an average price of $101.06 were excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2019, no outstanding options were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2020, an average of

2,764,422 outstanding options with an average price of $100.82 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2019, an average of 765,267 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.